Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2023
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$6,033	5.4	$349
Pay-fixed interest rate swap agreements - securities available for sale	148,895	3.9	15,287
Pay-fixed interest rate swap agreements - installment	100,000	3.4	(1,228)
Pay-fixed interest rate swap agreements - mortgage	100,000	4.3	(2,131)
Interest rate cap agreements - securities available for sale	40,970	4.3	456
Total	$395,898	3.9	$12,733

Cash flow hedge designation
Interest rate floor agreements - commercial	$150,000	3.5	$4,221

No hedge designation
Rate-lock mortgage loan commitments	$18,081	0.1	$173
Mandatory commitments to sell mortgage loans	30,442	0.1	(279)
Pay-fixed interest rate swap agreements - commercial	379,012	5.9	7,169
Pay-variable interest rate swap agreements - commercial	379,012	5.9	(7,169)
Total	$806,547	5.5	$(106)

	2022
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$6,401	6.4	$447
Pay-fixed interest rate swap agreements - securities available for sale	148,895	4.8	19,906
Pay-fixed interest rate swap agreements - installment	25,000	2.0	77
Interest rate cap agreements - securities available for sale	40,970	5.3	931
Total	$221,266	4.6	$21,361

No hedge designation
Rate-lock mortgage loan commitments	$19,918	0.1	$(1,056)
Mandatory commitments to sell mortgage loans	49,258	0.1	315
Pay-fixed interest rate swap agreements - commercial	279,005	6.0	17,063
Pay-variable interest rate swap agreements - commercial	279,005	6.0	(17,063)
Total	$627,186	5.3	$(741)
We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.
We have entered into pay-fixed interest rate swaps and caps to protect a portion of the fair value of a certain fixed rate commercial loan and certain mortgage and installment loans (‘‘Fair Value Hedge – Portfolio Loans’’). As a result, changes in the fair values of the pay-fixed interest rate swap and caps are expected to offset changes in the fair values of the fixed rate portfolio loans due to fluctuations in interest rates. We record the fair values of Fair Value Hedge – Portfolio Loans in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (a fixed rate commercial loan and certain fixed rate mortgage and installment loans) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – Portfolio Loans. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair values of both the Fair Value Hedge – Portfolio Loans and the hedged items. The related gains or losses are reported in interest income – interest and fees on loans in our Consolidated Statements of Operations. During the second quarter of 2023 we terminated the interest rate cap that was previously hedging certain installment loans. The remaining unrealized gain on this terminated interest cap is being amortized into earnings over the original life of the interest rate cap.
We have entered into pay-fixed interest rate swaps and interest rate cap agreements to protect a portion of the fair value of certain securities available for sale (‘‘Fair Value Hedge – AFS Securities’’). As a result, the change in the fair value of the pay-fixed interest rate swaps and interest rate cap agreements is expected to offset a portion of the change in the fair value of the fixed rate securities available for sale due to fluctuations in interest rates. We record the fair value of Fair Value Hedge – AFS Securities in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (fixed rate securities available for sale) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – AFS Securities. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair value of both the Fair Value Hedge – AFS Securities and the hedged item. The related gains or losses are reported in interest income – interest on securities – tax-exempt in our Consolidated Statements of Operations.
We have entered into interest rate floor agreements to manage the variability in future expected cash flows of certain commercial loans (‘‘Cash Flow Hedge – Portfolio Loans’’). We record the fair value of Cash Flow Hedge – Portfolio Loans in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The changes in the fair value of Cash Flow Hedge - Portfolio Loans are recorded in accumulated other comprehensive loss and are reclassified into the line item in our Consolidated Statements of Operations in which the hedged items are recorded in the same period the hedged items affect earnings. It is anticipated that as of December 31, 2023, $0.7 million will be reclassified from accumulated other comprehensive loss on Cash Flow Hedge - Portfolio Loans into earnings as a reduction of interest and fees on loans over the next twelve months. The maximum term of any Cash Flow Hedge - Portfolio Loans at December 31, 2023 is 4.2 years.
Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.
In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (‘‘Rate-Lock Commitments’’). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (‘‘Mandatory Commitments’’) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.
We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements-commercial with no hedge designation in the table above relate to this program.
We had entered into a no hedge designation pay-variable interest rate swap agreement in an attempt to manage the cost of certain funding liabilities. The changes in fair value of this no hedge pay-variable interest rate swap is recorded in non-interest expense-other in our Consolidated Statements of Operations. This no hedge designation pay-variable interest rate swap agreement matured during the third quarter of 2023.
We had purchased a swaption agreement during 2021 in an attempt to reduce the impact of price fluctuations of certain mortgage construction loans held for sale. The swaption agreement is presented as "Interest rate swaption agreement" in the table below. The swaption agreement terminated during 2022. The changes in the fair value of the swaption agreement was recognized currently as part of net gains on mortgage loans in our Consolidated Statements of Operations.
In prior years we had entered into certain derivative financial instruments to manage the variability in future expected cash flows of certain debt obligations (‘‘Cash Flow Hedges’’). Cash Flow Hedges had included certain pay-fixed interest rate swap and interest rate cap agreements. The no hedge designation "Interest rate cap agreements" and "Pay-fixed interest rate swap agreements" in the table below had previously qualified for cash flow hedge accounting but were classified to a no hedge designation during 2020 and any changes in fair value since the transfers to the no hedge designation have been recognized in interest expense – other borrowings and subordinated debt and debentures in our Consolidated Statements of Operations since that time. Also in 2020 it became probable that the forecasted transactions being hedged by these interest rate cap agreements would not occur by the end of the originally specified time period and all remaining unrealized losses included as a component of accumulated other comprehensive income (loss) were reclassified into earnings at that time. The pay-fixed interest rate swaps matured in 2021 and during 2022 we terminated $75.0 million of interest rate caps while $15.0 million matured.
In prior periods we offered to our deposit customers an equity linked time deposit product (‘‘Altitude CD’’). The Altitude CD was a time deposit that provided the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. The written and purchased options in the table below relate to this Altitude CD product and matured during the fourth quarter of 2021.
The following table illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2023		2022		2023		2022
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$15,636	Other assets	$20,430	Other liabilities	$3,359	Other liabilities	$—
Interest rate cap agreements	Other assets	456	Other assets	931	Other liabilities	—	Other liabilities	—
Interest rate floor agreements	Other assets	4,221	Other assets	—	Other liabilities	—	Other liabilities	—
		20,313		21,361		3,359		—
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$173	Other assets	$—	Other liabilities	$—	Other liabilities	$1,056
Mandatory commitments to sell mortgage loans	Other assets	—	Other assets	315	Other liabilities	279	Other liabilities	—
Pay-fixed interest rate swap agreements - commercial	Other assets	12,683	Other assets	17,567	Other liabilities	5,514	Other liabilities	504
Pay-variable interest rate swap agreements - commercial	Other assets	5,514	Other assets	504	Other liabilities	12,683	Other liabilities	17,567
		18,370		18,386		18,476		19,127
Total derivatives		$38,683		$39,747		$21,835		$19,127
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2023	2022	2021		2023	2022	2021		2023	2022	2021
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$(98)	$831	$392
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities available for sale - tax-exempt	(4,619)	15,493	4,398
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	(1,305)	77	—
Pay-fixed interest rate swap agreements - Mortgage								Interest and fees on loans	(2,131)	—	—
Interest rate cap agreements - securities available for sale	$(848)	$—	$—	Interest on securities available for sale - tax - exempt	$(262)	$—	$—	Interest on securities available for sale - tax - exempt	90	—	—
Interest rate cap agreements - installment	—	—	—	Interest and fees on loans	—	—	—	Interest and fees on loans	(14)	—	—
Total	$(848)	$—	$—		$(262)	$—	$—		$(8,077)	$16,401	$4,790
Cash Flow Hedges
Interest rate floor agreements - commercial	$635	$—	$—	Interest expense	$(175)	$—	$—	Interest and fees on loans	$(175)	$—	$—
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$1,229	$(3,196)	$(4,880)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(594)	383	873
Pay-fixed interest rate swap agreements - commercial								Interest income	(9,894)	22,242	4,521
Pay-variable interest rate swap agreements -commercial								Interest income	9,894	(22,242)	(4,521)
Interest rate swaption agreement								Net gains on mortgage loans	—	(186)	(2)
Pay-variable interest rate swap agreement								Non-interest expense - other	(12)	—	—
Pay-fixed interest rate swap agreements								Interest expense	—	—	295
Interest rate cap agreements								Interest expense	—	245	30
Purchased options								Interest expense	—	—	(42)
Written options								Interest expense	—	—	42
Total									$623	$(2,754)	$(3,684)